united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number 811-23652

Dynamic Alternatives Fund

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Jeffrey G. Wilkins, President and Principal Executive Officer

Dynamic Alternatives Fund

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2026

Item 1. Reports to Stockholders.

Dynamic Alternatives Fund

Semi-Annual Report

March 31, 2026

Hamilton Capital, LLC

5025 Arlington Centre Boulevard, Suite 300

Columbus, Ohio 43220

Dynamic Alternatives Fund Investment Results (Unaudited)
Average Annual Total Returns(1) as of March 31, 2026
	6 Months	1 Year	Since Inception (10/31/22)
Dynamic Alternatives Fund	5.34%	12.95%	9.08%
Bloomberg U.S. Aggregate Bond Index(2)	1.05%	4.35%	5.04%
MSCI ACWI Index(3)	(0.01)%	20.01%	18.01%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Dynamic Alternatives Fund (the “Fund”) distributions or the redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. All performance figures are presented net of fees. For periods prior to February 10, 2025, the Fund’s total returns reflect any applicable fee waivers or recoupments. If such fee waivers or recoupments had not occurred, the quoted performance would have been different. The Fund’s expense limitation agreement terminated on February 10, 2025.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 617-2624. The prospectus should be read carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC (Member FINRA).

(1)   Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Returns for less than one year are not annualized.

(2)   The Bloomberg U.S. Aggregate Bond Index (“Index”) is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed rate and hybrid adjustable rate mortgage pass throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(3)   The MSCI ACWI Index (“ACWI Index”) captures large and mid cap representation across the 23 developed markets countries and 24 emerging markets countries. The performance of the ACWI Index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or operating expenses. Individuals cannot invest directly in the ACWI Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Dynamic Alternatives Fund Fund Holdings (Unaudited)

Dynamic Alternatives Fund as of March 31, 2026(1)

70.0%
60.0%
50.0%
40.0%
30.0%
20.0%
10.0%
0.0%
-10.0%
56.6%
6.4%
10.2%
7.9%
9.7%
8.9%
0.3%
Portfolio Funds(2)
Direct Investments
Interval Funds
Closed-End Mutual Funds
Money Market Funds
Open-End Mutual Funds
Other Assets in Excess of Liabilities(3)

(1)   As a percentage of net assets.

(2)   Portfolio Funds are private investment vehicles that are managed by unaffiliated asset managers and employ a broad range of investment management strategies. See the Fund’s Consolidated Schedule of Investments for a breakdown of the Fund’s investments in Portfolio Funds by strategy.

(3)   Consists of the Fund’s assets less any non-investment liabilities.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund’s holdings for the first and third quarter of each fiscal year are also available on the Fund’s website at https://www.dynamicalternativesfund.com/documents.

Dynamic Alternatives Fund Schedule of Investments March 31, 2026 (Unaudited)
Portfolio Funds	Shares	% of Net Assets		Cost	Fair Value	Initial Acquisition Date	Redemption Frequency(1)
Hedge Funds
Centiva Offshore Fund, Ltd., Series HA	57,204	1.6%		$5,541,657	$6,333,358	11/1/2022	Quarterly(2)(3)
Corbin Hedged Equity Fund, LP	N/A	5.0%		16,656,299	20,143,746	11/1/2022	Monthly
Janus Henderson Biotechnology Innovation Fund	2,275	2.3%		6,037,589	9,342,852	2/1/2025	Quarterly
Janus Henderson Biotechnology Innovation Fund, Series 1	874	0.9%		1,962,411	3,587,699	1/1/2026	Quarterly
Linden International, Ltd., Class A	1,971	5.0%		16,750,000	20,162,057	3/1/2025	Quarterly(3)
Linden International, Ltd., Class A, Series 1	1,500	0.4%		1,500,000	1,566,883	4/1/2025	Quarterly(3)
Linden International, Ltd., Class A, Series 2	1,000	0.2%		1,000,000	1,002,891	5/1/2025	Quarterly(3)
Linden International, Ltd., Class A, Series 3	1,000	0.2%		1,000,000	1,003,974	6/1/2025	Quarterly(3)
		5.8%		20,250,000	23,735,805
BlackRock Systematic Total Alpha Fund, Ltd.	12,465	3.8%		14,000,000	15,264,593	7/1/2025	Monthly
BlackRock Systematic Total Alpha Fund, Ltd., Series 2	850	0.2%		850,000	886,740	12/31/2025	Monthly
BlackRock Systematic Total Alpha Fund, Ltd., Series 15	1,000	0.3%		1,000,000	1,034,248	1/31/2026	Monthly
		4.3%		15,850,000	17,185,581
Total Investments - Hedge Funds		19.9%		66,297,956	80,329,041
Credit
Structured Credit
Waterfall Eden Fund, Ltd., Class B1	4	0.0	%(4)	4,239	7,749	3/1/2023	Quarterly(3)
Waterfall Eden Fund, Ltd., Class B2, Series 1	14,313	4.5%		15,320,761	18,351,900	3/1/2023	Quarterly(3)
Total Investments - Structured Credit		4.5%		15,325,000	18,359,649

See accompanying consolidated notes which are an integral part of these financial statements.

Dynamic Alternatives Fund Schedule of Investments March 31, 2026 (Unaudited) (Continued)
Portfolio Funds	Shares	% of Net Assets	Cost	Fair Value	Initial Acquisition Date	Redemption Frequency(1)
Private Credit
NB Credit Opportunities II Cayman, LP (5)	N/A	1.2%	$4,878,512	$4,807,745	6/1/2023	N/A(6)
Merchants Healthcare Fund 1 Onshore	N/A	3.6%	14,400,000	14,688,943	4/1/2024	Quarterly
Cross Ocean Partners GSS Offshore Feeder, LP	333,219	8.9%	34,250,000	36,081,397	5/1/2025	Semi-Annual(3)(7)(8)
Total Investments - Private Credit		13.7%	53,528,512	55,578,085
Total Investments - Credit		18.2%	68,853,512	73,937,734
Private Equity
Council Oak Partners Fund I-B, LP (5)(9)	131,127	2.8%	13,213,269	11,530,000	7/1/2025	N/A(10)
Total Investments - Private Equity		2.8%	13,213,269	11,530,000
Opportunistic
AvCap Trading Fund Global Feeder, LP	N/A	11.5%	33,250,000	46,802,841	10/8/2024	Annually(11)
Council Oaks SPV II-B, LP (5)	N/A	0.0%	337,500	—	12/31/2025	N/A
Total Investments - Opportunistic		11.5%	33,587,500	46,802,841
Real Assets
Stone Ridge Energy Acquisition Fund II, LP (5)	159,813	4.2%	16,005,171	17,093,381	10/1/2026	N/A(12)
Total Investments - Real Assets		4.2%	16,005,171	17,093,381
Total Investments - Portfolio Funds		56.6%	197,957,408	229,692,997

See accompanying consolidated notes which are an integral part of these financial statements.

Dynamic Alternatives Fund Schedule of Investments March 31, 2026 (Unaudited) (Continued)
Interval Funds	Shares	% of Net Assets	Cost	Fair Value	Initial Acquisition Date	Redemption Frequency(1)
Credit
Private Credit
Cliffwater Corporate Lending Fund	2,573,659	6.7%	$27,454,569	$27,126,369	11/1/2022	Quarterly
Structured Credit
1WS Credit Income Fund	755,915	3.5%	14,750,000	14,309,463	6/13/2024	Quarterly
Total Investments - Interval Funds		10.2%	42,204,569	41,435,832
Total Investments - Credit		10.2%	42,204,569	41,435,832
Business Development Companies
Closed-End Mutual Funds
Private Equity
AMG Pantheon Fund, LLC, Class 2 *	42,406	0.3%	1,100,000	1,164,033	11/1/2022	Quarterly
Hamilton Lane Private Assets Fund *	789,040	3.8%	13,600,000	15,406,721	1/2/2025	Quarterly
Stepstone Private Markets, Institutional Class	253,109	3.8%	15,251,329	15,548,492	12/18/2023	Quarterly
Total Investments - Closed-End Mutual Funds		7.9%	29,951,329	32,119,246

See accompanying consolidated notes which are an integral part of these financial statements.

Dynamic Alternatives Fund Schedule of Investments March 31, 2026 (Unaudited) (Continued)
Direct Investments*	Shares	% of Net Assets	Cost	Fair Value	Initial Acquisition Date	Redemption Frequency(1)
Private Equity
TWG Flying Wasp, LLC (5)(9)(13)	76,291	2.0%	$7,918,681	$7,910,614	12/20/2024	N/A
Total Investments - Private Equity		2.0%	7,918,681	7,910,614
Real Assets
RB ZaZa Port, LLC, 12% (9)(13)	10,000,000	2.5%	10,000,000	10,143,561	12/13/2024	N/A
TCG Elford Broad Investor, LLC, 14.6% (PIK rate 6.6%), 8/31/2030 (9)	7,500,000	1.9%	7,500,000	7,699,402	9/29/2025	N/A
Total Investments - Real Assets		4.4%	17,500,000	17,842,963
Total Direct Investments		6.4%	25,418,681	25,753,577
Open-End Mutual Funds
Credit
Structured Credit
Axonic Strategic Income Fund, Institutional Class	2,034,288	4.5%	18,062,774	18,105,167	11/1/2022	Daily
FPA New Income, Inc.	1,759,621	4.4%	17,591,405	17,578,618	12/1/2022	Daily
Total Investments - Open-End Mutual Funds		8.9%	35,654,179	35,683,785
Total Investments - Credit		8.9%	35,654,179	35,683,785

See accompanying consolidated notes which are an integral part of these financial statements.

Dynamic Alternatives Fund Schedule of Investments March 31, 2026 (Unaudited) (Continued)
Money Market Funds	Shares	% of Net Assets	Cost	Fair Value
Goldman Sachs Financial Square Government Fund, Institutional Class, 3.59% (13)(14)	39,532,794	9.7%	$39,532,794	$39,532,794
Total Investments		99.7%	$370,718,960	$404,218,231
Other Assets in Excess of Liabilities		0.3%		1,264,384
Net Assets		100.0%		$405,482,615

*  Non-income producing security.

(1)   Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 10 to 100 days.

(2)   Subject to one year hard lock-up.

(3)   Subject to 25% investor level quarterly gate.

(4)   Amount is less than 0.05%.

(5)   As of March 31, 2026, the Fund had $10,259,246 in unfunded commitments for Council Oaks Partners Fund I-B, $2,081,320 for TWG Flying Wasp, LLC, $1,848,228 for NB Credit Opportunities II Cayman, LP, $3,994,829 for Stone Ridge Energy Acquisition Fund II, LP, $14,662,500 for Council Oaks SPV II-B, LP, and $20,000,000 for Warwick Partners V, LP. There were no other unfunded commitments as of March 31, 2026 for any other investments held by the Fund.

(6)   Subject to three year hard lock-up, with two one-year extensions.

(7)   Subject to 18 month hard lock-up.

(8)   Subject to 25% investor level semi-annual gate.

(9)   Level 3 securities fair valued using unobservable inputs

(10)   Subject to eight year hard lock-up, with possible two successive one-year periods.

(11)   Subject to three year hard lock-up.

(12)   Subject to seven years hard lock-up, with one-year extension.

(13)   All or a portion of this security is held by DAF U.S. Blocker, Inc. as of March 31, 2026.

(14)   Rate disclosed is the seven day effective yield as of March 31, 2026.

PIK - Paid in kind

See accompanying consolidated notes which are an integral part of these financial statements.

Dynamic Alternatives Fund Consolidated Statement of Assets and Liabilities March 31, 2026 (Unaudited)

Assets
Investments in securities and Portfolio Funds, at fair value (cost $370,718,960)	$404,218,231
Advanced subscriptions in Portfolio Funds	19,117,007
Dividends receivable	262,062
Prepaid expenses	14,852
Total assets	423,612,152
Liabilities
Subscriptions received in advance	$16,793,214
Payable to Adviser	667,283
Payable for fund shares redeemed	360,428
Deferred tax liability	145,698
Payable to Administrator	38,082
Payable for audit and tax fees	24,838
Other accrued expenses	99,994
Total liabilities	18,129,537
Net Assets	$405,482,615
Net Assets Consist Of
Paid-in capital	$383,190,429
Accumulated earnings	22,292,186
Net Assets	$405,482,615
Shares outstanding (no par value, unlimited shares authorized)	35,834,228
Net asset value and offering price per share	$11.32

See accompanying consolidated notes which are an integral part of these financial statements.

Dynamic Alternatives Fund Consolidated Statement of Operations For the six months ended March 31, 2026 (Unaudited)

Investment Income
Dividend income	$10,789,055
Total Income	10,789,055
Expenses
Investment Adviser	1,848,998
Administration	97,426
Legal	68,435
Trustee	25,391
Registration	25,280
Audit and tax preparation fees	22,812
Chief Compliance Officer	19,855
Custodian	17,136
Printing	11,573
Transfer agent	11,194
Miscellaneous	108,188
Total expenses	2,256,288
Net investment income	8,532,767
Realized and Change in Unrealized Gain/(Loss) from Investments
Net realized gain on sale of investments	3,951,546
Long term capital gain dividends from investment companies	675,114
Net change in unrealized appreciation/(depreciation) from investments	6,064,414
Net change in deferred tax liability	(82,504)
Net realized and change in unrealized gain from investments, net of taxes	10,608,570
Net increase in net assets resulting from operations	$19,141,337

See accompanying consolidated notes which are an integral part of these financial statements.

Dynamic Alternatives Fund Consolidated Statements of Changes in Net Assets

	For The Six Months Ended March 31, 2026 (Unaudited)	For The Year Ended September 30, 2025
Increase/(Decrease) In Net Assets Resulting From Operations
Net investment income	$8,532,767	$6,254,407
Net realized gain on sale of investments	3,951,546	4,379,663
Long term capital gain dividends from investment companies	675,114	119,568
Net change in unrealized appreciation/(depreciation) from investments, net of taxes	5,981,910	17,491,376
Net increase in net assets resulting from operations	19,141,337	28,245,014
Distributions To Shareholders From
Earnings	(25,994,743)	(10,187,733)
Capital Share Transactions
Proceeds from issuance of shares	60,333,132	129,137,339
Reinvestment of distributions	25,337,488	9,824,082
Payments for redemption of shares	(1,744,126)	(7,077,166)
Net increase in net assets resulting from capital share transactions	83,926,494	131,884,255
Net increase in net assets	77,073,088	149,941,536
Net assets at beginning of the period	328,409,527	178,467,991
Net assets at end of the period	$405,482,615	$328,409,527
Share Transactions
Shares issued	5,322,545	11,832,983
Reinvestment of distributions	2,276,504	923,316
Shares redeemed	(156,161)	(639,223)
Net increase in share transactions	7,442,888	12,117,076

See accompanying consolidated notes which are an integral part of these financial statements.

Dynamic Alternatives Fund Consolidated Statement of Cash Flows For the six months ended March 31, 2026 (Unaudited)

Cash Flows From Operating Activities:
Net increase/(decrease) in net assets resulting from operations	$19,141,337
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net (purchase)/sales of short-term investment securities	(23,879,586)
Purchase of long-term investment securities	(70,666,266)
Sale of long-term investment securities	19,070,673
Decrease in subscriptions to Portfolio Funds made in advance	146,773
Decrease in dividends receivable	85,087
Increase in prepaid expenses and other assets	(7,813)
Increase in payable to Adviser	133,869
Decrease in payable for audit and tax fees	(24,820)
Increase in payable to Administrator	6,949
Increase in other accrued expenses and expenses payable	(21,625)
Increase in deferred tax liability	82,504
Net realized gain on sale of investments	(3,951,546)
Net change in unrealized (appreciation)/depreciation from investments	(6,064,414)
Net cash used in operating activities	(65,948,878)
Cash flows from financing activities:
Proceeds from shares sold	60,333,132
Payment from redemption of shares, net change in payable for shares redeemed	(3,781,078)
Increase in subscriptions received in advance	10,054,079
Distributions paid (net of reinvestments)	(657,255)
Net cash from financing activities	65,948,878
Net change in cash	$—
Cash balance beginning of period	$—
Cash balance end of period	$—

See accompanying consolidated notes which are an integral part of these financial statements.

Dynamic Alternatives Fund Consolidated Financial Highlights
	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025*	For the Year Ended September 30, 2024	For the Period Ended September 30, 2023(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.57		$10.97	$10.45	$10.00
Investment operations:
Net investment income	0.15		0.36	0.38	0.16
Net realized and unrealized gains/(losses) from investments	0.47		0.79	0.54	0.39
Net change in net assets resulting from operations	0.62		1.15	0.92	0.55
Distributions from:
Net investment income	(0.77)		(0.54)	(0.39)	(0.10)
Net realized gains	(0.10)		(0.01)	(0.01)	—
	(0.87)		(0.55)	(0.40)	(0.10)
Net asset value, end of period	$11.32		$11.57	$10.97	$10.45
Total return(2)	5.44	%(3)	10.83%	9.12%	5.49	%(3)
Net assets, end of period	$405,482,615		$328,409,527	$178,467,991	$94,543,705
Ratios To Average Net Assets
Expenses after waiver/reimbursement or recoupment(4)	1.22	%(5)	1.25%	1.47%	1.75	%(5)
Expenses before waiver/reimbursement or recoupment(4)	1.22	%(5)	1.25%	1.32%	1.89	%(5)
Net investment income after waiver/reimbursement or recoupment(4)	4.63	%(5)	2.44%	3.17%	1.58	%(5)
Net investment income before waiver/reimbursement or recoupment(4)	4.63	%(5)	2.44%	3.32%	1.44	%(5)
Portfolio turnover rate	5.21	%(3)	23.23%	0.00%	0.00	%(3)

*  Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for transactions.

(1)   For the period October 31, 2022 (commencement of operations) through September 30, 2023.

(2)   Total return represents the rate an investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions, if any.

(3)   Not annualized.

(4)   The ratios do not reflect the Fund’s proportionate share of income and expenses of the underlying Portfolio Funds.

(5)   Annualized.

See accompanying consolidated notes which are an integral part of these financial statements.

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements March 31, 2026 (Unaudited)

(1) ORGANIZATION

The Dynamic Alternatives Fund (the “Fund”) was organized on March 24, 2021 as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The Fund is non-diversified and operates as a “tender offer fund,” which means that it is subject to the requirements of Rule 13e-4 under the Securities Exchange Act of 1934, as amended (the “1934 Act”), with respect thereto.

The Fund commenced operations on October 31, 2022. The Fund had no operations prior to October 31, 2022, other than those relating to organizational matters, including the issuance of 10,000 shares at $10.00 per share to its initial investor, Hamilton Capital, LLC (the “Adviser”), the investment adviser to the Fund. The Fund’s registration statement permits it to offer a single class of shares of beneficial interest (“shares”). The Fund’s shares will be offered monthly, as of the first business day of each month, based on the net asset value (“NAV”) per share calculated as of the last business day of the prior month. The Fund has registered $550,000,000 shares for sale under the registration statement. The Fund is governed by the Board of Trustees (the “Board”).

The Fund’s investment objective is to seek total return through a combination of capital appreciation and income generation. The Fund seeks to achieve its investment objective by dynamically allocating its assets among investments in private investment vehicles (“Portfolio Funds”), commonly referred to as hedge funds, private equity funds and private real estate investment funds, that are managed by unaffiliated asset managers and employ a broad range of investment strategies. The Fund may invest in Portfolio Funds directly, or indirectly, through investments in other closed-end investment companies or private funds of funds. The Fund’s investments include investments in special purpose vehicles or other private entities that rely on an exemption from registration under the Securities Act of 1933, as amended, but which do not operate as investment funds relying on an exemption from registration under the 1940 Act, and have been formed for the purpose of investing in a particular investment or group of investments.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Consolidation of a Subsidiary

The consolidated financial statements of the Fund include DAF U.S. Blocker, Inc. (“DAF, Inc.”), (the “Subsidiary”) a limited liability company and wholly owned subsidiary of the Fund. All intercompany accounts and transactions have been eliminated. As of March 31, 2026, the net assets of DAF, Inc. were $18,066,606, which is 4.46% of the Fund’s consolidated net assets.

(2) SIGNIFICANT ACCOUNTING POLICIES

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to qualify as a “registered investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. Therefore, no provision of federal income taxes is required.

Share Valuation

The Fund will calculate the NAV of the shares as of the close of business on the last business day of each calendar month and at such other times as the Board may determine, including in connection with the repurchase of shares (each such date, an “NAV Date”). Due to the nature of many of the securities held in the Fund’s portfolio, the valuation information necessary to calculate NAV will generally not be available until several weeks after each NAV Date. The calculation as of each NAV Date is done in accordance with the Fund’s valuation policies and is based on the value of each portfolio holding as of the NAV Date.

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

(3) SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund has adopted valuation procedures (the “Valuation Procedures”) which have been approved by the Board. Under the Valuation Procedures, the Board has delegated to the Adviser the role of serving as the Fund’s valuation designee (the “Valuation Designee”), with responsibility for determining a fair value for securities for which market quotations are not readily available, subject to Board oversight. The Board receives valuation reports from the Valuation Designee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are calculated on a specific identification method when redemptions are accepted by a Portfolio Fund, which is generally on the last day of the calendar month. Interest income and expense, if any, are accrued each month. Dividends are recorded on the ex-dividend date. Distributions received from the Fund’s investments in Portfolio Funds generally are comprised of ordinary income and return of capital. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the distribution received. Such estimates are based on historical information available and other industry sources. These estimates may subsequently be revised based on information received from Portfolio Funds after their tax reporting periods are concluded.

Because the Fund invests a substantial portion of its assets in Portfolio Funds, the NAV of the shares will depend on the value of the Portfolio Funds. The NAVs of Portfolio Funds are generally not available from pricing vendors, nor are they calculable independently by the Fund or by the Adviser. Under the Valuation Procedures, the Adviser, as the Valuation Designee, is responsible for determining the fair value of each Portfolio Fund as of each date upon which the Fund calculates its NAV (i.e., the NAV Date). The Valuation Procedures require the Adviser to consider all relevant information when assessing and determining the fair value of the Fund’s interest in each Portfolio Fund.

As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will be the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest in the Portfolio Fund was redeemed as of the NAV Date. In accordance with the Valuation Procedures, the fair value of the Fund’s interest in a Portfolio Fund as of a NAV Date will ordinarily be the most recent NAV reported by an investment manager or third-party administrator (“Portfolio Fund Management”). In the event that the last reported NAV of a Portfolio Fund is not as of the NAV Date, the Adviser may use other information that it believes should be taken into consideration in determining the Portfolio Fund’s fair value as of the NAV Date. This may include any cash flows since the reference date of the last reported valuation by the Portfolio

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

Fund Management, and relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by the Portfolio Fund that is reasonably available at the time the Portfolio Fund values its investments.

Pursuant to the Valuation Procedures, the Adviser may conclude in certain circumstances that, after considering information reasonably available at the time the valuation is made and that the Adviser believes to be reliable, the NAV provided by Portfolio Fund Management does not represent the fair value of the Fund’s interest in the Portfolio Fund. In addition, in the absence of specific transaction activity in the interests of a particular Portfolio Fund, the Adviser could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund’s net assets as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to the reported net assets.

The Fund’s interests in Portfolio Funds may also be illiquid and may be subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that Portfolio Fund’s governing documents. See the Schedule of Investments for more information.

Generally, the fair value of the Fund’s investment in a Portfolio Fund represents the Fund’s proportionate share of that Portfolio Fund’s net assets as reported by the applicable Portfolio Fund Management. All valuations were determined by the Adviser consistent with the Fund’s Valuation Procedures and are net of management and incentive fees pursuant to the Portfolio Funds’ applicable agreements. The fair value represents the amount the Fund expects to receive, gross of redemption fees or penalties, at March 31, 2026, if it were to liquidate its investments in the Portfolio Funds.

Investments in mutual funds, including money market mutual funds, business development companies and interval funds are generally priced at the closing NAV. These securities are categorized as Level 1 securities.

Fixed income securities are priced using evaluated prices supplied by approved pricing services, which may use electronic data processing techniques and/or a computerized matrix system to determine a fair value. In determining the value of a bond or other fixed income security, matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, rating, coupon, maturity and type of issue, and any other factors or market data as the independent pricing service deems relevant for the security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as “Valuation Designee” under the oversight of the Board, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with the Valuation Procedures adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Direct Investments in private companies are generally valued by the Valuation Designee based on valuations determined in accordance with the fair valuation provisions in the Fund’s Valuation Procedures. The methodologies applied by the Valuation Designee may include utilization of available data from publicly-traded companies that are comparable to the direct investment held, utilization of a yield calibration framework, analysis of cash flows,or application of a synthetic benchmark index with a market correlation factor. The Valuation Designee reviews such methodologies in determining the fair value of direct investments, and updates such fair values with relevant market information known to the Valuation Designee.

There is no single standard for determining fair value of a security. Rather, the fair value determinations involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated NAVs of the Fair Valued Securities’ assets may differ from their actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the Valuation Designee may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security as well as overall market information and the prices of a group of similar assets. The Valuation Designee may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer to investors or prospective investors. As part of its due diligence of Fair Valued Security investments, the Valuation Designee will attempt to obtain current information on an ongoing basis from market sources, asset managers and/or issuers to value all Fair Valued Securities. However, it is anticipated that portfolio holdings and other value information of the Fair Valued Securities could be available on no more than a quarterly basis. Based on its review of all relevant information, the Valuation Designee may conclude in certain circumstances that the information provided by the asset manager and/or issuer of a Fair Valued Security does not represent the fair value of the Fund’s investment in such security. Private funds that invest primarily in publicly traded securities are more easily valued because the values of their underlying investments are based on market quotations. Determining fair value involves subjective judgments, and it is possible that the fair value determined by the Valuation Designee may differ materially from the value that could be realized upon the ultimate sale of the investment.

Direct investments may be valued at acquisition cost initially until the Fund receives additional information. Thereafter, direct investments will generally be valued by the Valuation Designee in accordance with the Fund’s valuation policies and procedures.

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•     Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•     Level 2 – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly.

•     Level 3 – Inputs, broadly referred to as the assumptions that market participants use to make valuation decisions, are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the financial instrument at the measurement date.

In determining fair values as of March 31, 2026, the Adviser has, as a practical expedient, estimated fair value of certain Portfolio Funds using the NAV (or its equivalent) provided by the Portfolio Fund Management of each Portfolio Fund as of that date. Each investment for which fair value is measured using the Portfolio Fund’s NAV as a practical expedient is not required to be categorized within the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments in such instruments as of March 31, 2026:

	Valuation Inputs
Assets	Practical Expedient*	Level 1	Level 2	Level 3	Total
Portfolio Funds	$218,162,997	$—	$—	$11,530,000	$229,692,997
Interval Funds	—	41,435,832	—	—	41,435,832
Closed-End Mutual Funds	16,570,754	15,548,492	—	—	32,119,246
Direct Investments	—	—	—	25,753,577	25,753,577
Open-End Mutual Funds	—	35,683,785	—	—	35,683,785
Money Market Funds	—	39,532,794	—	—	39,532,794
Total	$234,733,751	$132,200,903	$—	$37,283,577	$404,218,231

*  The Fund held portfolio funds with a fair value of $218,162,997 and closed-end funds of $16,570,754 that in accordance with GAAP, are valued at net asset value as a “practical expedient” and are excluded from the fair value hierarchy as of March 31, 2026.

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value as of March 31, 2026:

	Beginning balance September 30, 2025	Transfers into Level 3 during the period (1)(2)	Transfers out of Level 3 during the period (1)(2)	Purchases or Contributions
Portfolio Funds	$8,180,000	$—	$—	$6,434,103
Direct Investments	24,710,110	—	—	1,009,496
Total	$32,890,110	$—	$—	$7,443,599
	Sales or Distributions	Net realized gain (loss)	Change in net unrealized Appreciation (Depreciation)	Ending Balance March 31, 2026
Portfolio Funds	$—	$—	$(3,084,103)	$11,530,000
Direct Investments	—	—	33,971	25,753,577
Total	$—	$—	$(3,050,132)	$37,283,577

(1)   The amount of transfers in and/or out are reflected at the end of the reporting period.

(2)   Transfers in relate primarily to securities for which observable inputs were considered unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board and are categorized as Level 3 inputs as of March 31, 2026.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of March 31, 2026:

Level 3 Investment	Fair Value	Valuation Technique	Unobservable Input	Range of Inputs	Weighted Average	Impact to Valuation from an Increase in Input
Council Oak Partners Fund I-B, LP	$11,530,000	Market Approach	Market Adjustment Factor	-1.36% to -4.07%	-2.71%	Increase
TCG Elford Broad Investor, LLC	7,699,402	Income Approach	Discount Rate	15.50% to 16.50%	16.00%	Decrease
TWG Flying Wasp, LLC	7,910,614	Market Approach	LTM EBITDA Multiple(a)	9.50x to 10.50x	10.00x	Increase
		Market Approach	2026E EBITDA Multiple(b)	10.50x to 11.50x	11.00x	Increase
RB ZaZa Port LLC	10,143,561	Income Approach	Discount Rate	14.00% to 15.00%	14.50%	Decrease
	$37,283,577

(a)    LTM EBITDA - Last twelve months earnings before interest, taxes, depreciation and amortization.

(b)    EBITDA - Earnings before interest, taxes, depreciation and amortization.

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

The valuation process involved in Level 3 measurements is designed to subject the valuation of the investments to an appropriate level of consistency, oversight and review. The valuation of the Fund’s Level 3 investments relies on evaluations of multiple observable and unobservable inputs which may include financial and operating data; company specific developments, stock prices, earnings and tax rates; market valuations of comparable companies; analysis of market segments; and model projections. The output of these evaluations is typically reviewed and approved by the Adviser’s Valuation Committee which receives information surrounding their valuation process and, in some circumstances, the valuation analysis.

(4) FEES AND TRANSACTIONS WITH RELATED PARTIES

Investment Advisory Agreement

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, the Adviser manages the Fund’s investments subject to oversight by the Board. The Fund pays the Adviser a fee, computed and paid monthly, of 1.00% of the Fund’s month-end net assets.

Through February 10, 2025, the Adviser had contractually agreed under an Operating Expense Limitation Agreement (“Agreement”) to reduce the management fee and reimburse other expenses to ensure that total annual fund operating expenses (excluding brokerage commissions and other similar transactional expenses; interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts); other borrowing costs and fees, including commitment fees; taxes; acquired fund fees and expenses; litigation and indemnification expenses; judgments; and extraordinary expenses) will not exceed 1.75% of the Fund’s average net assets. This Agreement was terminated on February 10, 2025.

Investment managers, who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management and incentive fees, or allocations based upon the NAV of the Fund’s investment in the Portfolio Fund. These fees are deducted directly from each Portfolio Fund’s assets in accordance with the governing documents of the Portfolio Fund. Generally, fees payable to an investment manager are estimated to range from 0.3% to 2.0% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain investment managers charge an incentive allocation or fee which can range up to 30% of a Portfolio Fund’s net profits. The impact of these fees is reflected in the Fund’s performance but are not operational expenses of the Fund. Incentive fees may be subject to certain hurdle rates.

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

Master Services Agreement

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting. Under the terms of a Master Services Agreement, Ultimus receives fees from the Fund for these services.

Consulting Agreement

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Distribution Agreement

The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor acts as principal underwriter and distributor of the Fund’s shares of beneficial interest on a best effort basis, subject to various conditions. The Distributor may retain additional broker-dealers and other financial intermediaries (each a “Selling Agent”) to assist in the distribution of shares and shares are available for purchase through these Selling Agents or directly through the Distributor. Generally, shares are only offered to investors that are U.S. persons for U.S. federal income tax purposes. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain officers of the Fund are also employees of the Adviser and/or Ultimus.

(5) CAPITAL SHARE TRANSACTIONS

The Fund is a closed-end tender offer fund and, to provide liquidity to shareholders, may from time to time offer to repurchase shares in accordance with written tenders by shareholders at those times, in those amounts and on such terms and conditions as the Board may determine in its sole discretion. In determining whether the Fund should offer to repurchase shares from shareholders, the Board will consider the recommendation of the Adviser. The Fund has offered to repurchase 5% of its outstanding shares on a quarterly basis since the fourth quarter of 2024 and the Adviser currently expects to recommend to the Board that the Fund offer to repurchase up to 5% of the Fund’s outstanding shares at the applicable NAV per share on a quarterly basis going forward. However, the Fund is not required to conduct repurchase offers and may be less likely to do during periods of exceptional market conditions.

Shares of the Fund will be offered for purchase only through the Distributor, or a Selling Agent, as of the first business day of each month. Capital transactions are recorded on their effective date.

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

During the six months ended March 31, 2026, the Board authorized and the Fund completed two quarterly repurchase offers. In this offer, the Fund offered to repurchase up to 5% of the net asset value of the Fund’s Shares as of the repurchase pricing dates. The results of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement date	October 15, 2025	January 16, 2026
Repurchase request deadline	December 16, 2025	March 17, 2026
Repurchase pricing date	December 31, 2025	March 31, 2026
Value of shares repurchased	$1,383,698	$360,428
Shares repurchased	124,321	31,840

(6) PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2026, the purchase and sale of investments, excluding short-term investments, were $70,666,266 and $19,070,673, respectively.

For the six months ended March 31, 2026, there were no purchases or sales of long-term U.S. government obligations.

(7) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. As March 31, 2026, there were no beneficial owners, directly or indirectly, of more than 25% of the Fund.

(8) DISTRIBUTIONS

The Fund declares and pays dividends on investment income, if any, annually. The Fund also makes distributions of net capital gains, if any, annually.

(9) FEDERAL INCOME TAXES

It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

The following information is provided on a tax basis as of March 31, 2026:

Gross unrealized appreciation	$25,788,063
Gross unrealized depreciation	(2,881,127)
Net unrealized appreciation	$22,906,936
Cost of investments	$381,311,295

The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to the realization for tax purposes of unrealized gains/(losses) on investments in passive foreign investment companies.

As of September 30, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$11,047,075
Undistributed long term capital gains	1,324,530
Accumulated capital and other losses	(5,341)
Unrealized appreciation/(depreciation)	16,779,328
Total	$29,145,592

The tax character of distributions for the fiscal year end September 30, 2025, was as follows:

September 30, 2025
Distributions paid from:
Ordinary income	$10,087,946
Net Long Term Capital Gains	99,787
Total distributions paid	$10,187,733

Management of the Fund has reviewed tax positions taken in the tax year that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since then, as applicable). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Subsidiary Fund Income Taxes

The Fund may hold certain portfolio company investments through consolidated taxable subsidiaries. Accordingly, the Fund’s provision for income taxes consists of a state and federal deferred tax liability and is reflective of only the U.S. federal statutory corporate tax rate of 21.0%. These consolidated subsidiaries recognize deferred tax assets and liabilities for the estimated future tax effects attributable to temporary differences

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

between the tax basis of certain assets and liabilities and the reported amounts included in the accompanying consolidated balance sheet using the applicable statutory tax rates in effect for the year in which any such temporary differences are expected to reverse.

As of September 30, 2025, the Fund recorded a deferred tax liability of $63,194, included within “Deferred tax liability” in the accompanying consolidated balance sheet. The only component of the deferred tax liability is net unrealized appreciation on portfolio investments held within the Sub-Fund. As of September 30, 2025, the Fund had a Net Operating Income of $3,288.

The provision for income taxes for the fiscal year end September 30, 2025, were as follows:

September 30, 2025
Current:
Federal	$—
State	—
$—
Deferred
Federal	$63,194
State	—
$63,194
Estimated provision for income taxes	$63,194

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

At September 30, 2025, components of the estimated deferred tax assets and liabilities are as follows:

September 30, 2025
Deferred tax assets:
Deferred tax liabilities:	$—
Net unrealized gains (losses) on investment securities	63,194
Net deferred tax assets (liabilities)	$63,194

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

(10) CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Fund’s officers and the Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

(11) RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Unlisted Closed-End Fund; Liquidity Limited to Repurchases of Shares — The Fund has been organized as a non-diversified closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. The Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund intends to offer a limited degree of liquidity by conducting repurchase offers on a quarterly basis, or at such other times as the Board determines, in its sole discretion, a Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so.

Liquidity and Valuation Risk — Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in Portfolio Funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities.

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Valuation of Portfolio Funds Uncertain — Under the 1940 Act, the Fund is required to carry Fund investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser, in accordance with the Fund’s valuation procedures, which have been approved by the Board. There is not a public market or active secondary market for many of the Portfolio Funds in which the Fund invests. Rather, many of the Portfolio Funds may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Fund will value these securities at fair value as determined in good faith by the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the valuation procedures that have been approved by the Board.

Valuation of the Fund’s Interests in Portfolio Funds and Special Purpose Vehicles — The valuation of the Fund’s investments in Portfolio Funds, including Special Purpose Vehicles, are ordinarily determined based upon valuations provided by the sponsors or Portfolio Fund Managers of such investments or Portfolio Funds or their administrators, whose valuations are generally not audited. A majority of the securities will not have a readily ascertainable market price and will be valued by the sponsors or Portfolio Fund Managers. In this regard, a sponsor or Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect compensation or the ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any sponsor or Portfolio Fund, the accuracy of the valuations provided, that the sponsor or Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the valuation policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts.

Dynamic Alternatives Fund Consolidated Notes to the Financial Statements (Continued)

(12) SUBSEQUENT EVENTS

On June 30, 2026, the Fund will have completed a quarterly repurchase offer. In this offer, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Date.

The Fund is required to recognize in this financial statement the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

PRIVACY NOTICE

FACTS	WHAT DOES DYNAMIC ALTERNATIVES FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information ■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chosen to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Dynamic Alternatives Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share
Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Dynamic Alternatives Fund
What we do
How does Dynamic Alternatives Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Dynamic Alternatives Fund collect my personal information?

We collect your personal information, for example, when you

■   Open an account

■   Provide account information

■   Give us your contact information

■   Make deposits or withdrawals from your account

■   Make a wire transfer

■   Tell us where to send the money

■   Tells us who receives the money

■   Show your government-issued ID

■   Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■   Affiliates from using your information to market to you

■   Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Dynamic Alternatives Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Dynamic Alternatives Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Dynamic Alternatives Fund does not jointly market.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (833) 617-2624 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Jeffrey G. Wilkins, Chairman
Michael S. Jordan
Carrie J. Thome
Jeremy M. Getson

OFFICERS

Jeffrey G. Wilkins, President and Principal Executive Officer
Zachary P. Richmond, Treasurer and Principal Financial Officer
Dan Ellenwood, Chief Compliance Officer
Kent Barnes, Secretary

INVESTMENT ADVISER

Hamilton Capital, LLC

5025 Arlington Centre Boulevard, Suite 300

Columbus, OH 43220

DISTRIBUTOR

Ultimus Fund Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1835 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, WI 53202

CUSTODIAN

Fifth Third Bank
38 Fountain Square

Cincinnati, OH 45263

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Dynamic-SAR-26

(b) NOT APPLICABLE

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.

NOT APPLICABLE – applies to listed companies only

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – disclosed with annual report

Item 13. Portfolio Managers of Closed-End Investment Companies.

(a) NOT APPLICABLE – disclosed with annual report

(b) As of this reporting period end there have been no changes to any of the Portfolio Managers since the registrant’s previous from N-CSR filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE

Item 15. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Fund with respect to the Fund for which this Form N-CSR is being filed

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	NOT APPLICABLE – disclosed with annual report

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dynamic Alternatives Fund

By:	/s/ Jeffrey G. Wilkins
Jeffrey G. Wilkins, President and Principal Executive Officer

Date:	6/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey G. Wilkins
Jeffrey G. Wilkins, President and Principal Executive Officer

Date:	6/5/2026

By:	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date:	6/5/2026